OTHER EXPENSES - Employee expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
OTHER EXPENSES
Wages, salaries and commissions	$ 47,207	$ 50,086	$ 86,748	$ 99,830
Benefits	4,352	6,895	9,995	14,018
Employee benefits expense	$ 51,559	$ 56,981	$ 96,743	$ 113,848